SOFTWARE DEVELOPMENT COSTS (Details - Schedule of Software Development Costs) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Research and Development [Abstract]
Software development costs	$ 60,000	$ 60,000
Less: Accumulated amortization	(60,000)	(60,000)
Software Development Costs, net